Pension and Other Post-Employment Benefits (Defined Periodic Pension And OPEB Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Current service cost	$ 2	$ 3	$ 4
Interest cost	9	12	12
Expected return on plan assets	(12)	(15)	(16)
Amortization of net actuarial gains and losses	2		11
Amortization of Settlement and Curtailment from AOCI			5
Curtailment			1
Special termination benefits			4
Total Defined Benefit Plan Expense	1		21
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Current service cost	10	10	12
Interest cost	4	4	4
Amortization of net actuarial gains and losses		(1)
Amortization of net prior service costs		(1)
Curtailment			(5)
Total Defined Benefit Plan Expense	$ 14	$ 12	$ 11